Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Summary of Significant Accounting Policies [Line Items]
Inventory writing down	$ 11,992		$ 31,202
Customer advances	239,073		219,431	2,022,313
Incurred expense	9,909,017		8,703,392	5,355,338
Shipping expense	3,520,377		3,320,485	2,773,977
Employee benefit plan	$ 603,065		437,880	$ 367,215
Value added tax, percentage	6.00%	6.00%
Tax benefit, percentage	50.00%	50.00%
Cash and cash equivalents	$ 13,328,156		5,773,380
Bank amounts	70,400	¥ 500,000
Customer Advances [Member]
Summary of Significant Accounting Policies [Line Items]
Customer advances	239,073		219,431
Inventory Valuation and Obsolescence [Member]
Summary of Significant Accounting Policies [Line Items]
Inventory writing down	11,992		$ 31,202
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit Assets	9,770,368
China [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit Assets	$ 3,541,391